PRIMECAP Odyssey Stock Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 3.1%
Alphabet, Inc. - Class A	149,918	$ 53,390,297
Alphabet, Inc. - Class C	113,760	40,572,504
Meta Platforms, Inc. - Class A	19,600	10,911,516
Nintendo Co. Ltd. - JPY	224,300	10,825,554
Walt Disney Co. (The)	262,700	25,269,113
		140,968,984

Consumer Discretionary - 6.7%
Amazon.com, Inc. (a)	11,500	3,123,170
Birkenstock Holding PLC (a)	102,000	3,949,440
Burlington Stores, Inc. (a)	16,100	5,932,528
Capri Holdings Ltd. (a)	104,960	1,672,013
CarMax, Inc. (a)	408,200	23,373,532
Carnival Corp. Ltd.	826,500	22,984,965
eBay, Inc.	102,590	11,696,286
Mattel, Inc. (a)	1,389,513	20,967,751
Murphy USA, Inc.	7,264	4,414,769
NIKE, Inc. - Class B	87,400	3,645,454
Ross Stores, Inc.	443,260	111,289,288
Royal Caribbean Cruises Ltd.	43,550	13,861,965
Sony Group Corp. - ADR	2,559,555	59,535,249
TJX Cos., Inc. (The)	97,500	15,340,650
Whirlpool Corp.	193,680	7,263,000
		309,050,060

Consumer Staples - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	192,600	18,832,428
Dollar Tree, Inc. (a)	318,900	40,567,269
Philip Morris International, Inc.	49,900	9,521,918
Sysco Corp.	255,146	21,748,645
Tyson Foods, Inc. - Class A	110,000	6,375,600
US Foods Holding Corp. (a)	214,300	21,556,437
		118,602,297

Energy - 2.1%
Cameco Corp.	98,900	8,542,982
Chevron Corp.	114,507	22,538,413
ConocoPhillips	314,500	37,890,960
EOG Resources, Inc.	85,200	12,668,388
Expand Energy Corp.	50,000	4,701,500
TechnipFMC PLC	109,500	7,846,770
Viper Energy, Inc. - Class A	100,100	4,465,461
		98,654,474

Financials - 10.8%
Bank of America Corp.	779,400	48,283,830
Bank of New York Mellon Corp. (The)	179,100	27,998,703
Capital One Financial Corp.	29,490	6,163,705
Charles Schwab Corp. (The)	553,890	58,291,384
Citigroup, Inc.	325,100	43,059,495
CME Group, Inc. - Class A	136,600	36,580,114
Evercore, Inc. - Class A	34,780	11,149,077

First Horizon Corp.	266,300	6,827,932
Hanover Insurance Group, Inc. (The)	44,130	10,265,962
JPMorgan Chase & Co.	104,609	36,800,400
Marsh & McLennan Cos., Inc.	78,000	14,795,820
Northern Trust Corp.	330,220	60,162,782
PayPal Holdings, Inc.	361,000	20,652,810
Progressive Corp. (The)	17,310	3,659,680
Raymond James Financial, Inc.	335,240	58,995,535
Sony Financial Group, Inc. - ADR	181,259	873,668
Visa, Inc. - Class A	91,880	33,640,024
Wells Fargo & Co.	204,730	17,698,909
		495,899,830

Health Care - 22.3%
Abbott Laboratories	40,590	4,290,363
Agilent Technologies, Inc.	120,110	16,619,621
Alcon, Inc.	45,230	3,118,156
Amgen, Inc.	191,270	73,669,553
AstraZeneca PLC	931,265	157,979,795
Biogen, Inc. (a)	530,890	107,744,126
Boston Scientific Corp. (a)	1,033,540	48,297,324
Bristol-Myers Squibb Co.	1,236,270	80,740,794
CVS Health Corp.	88,200	9,210,726
Danaher Corp.	44,000	8,579,120
Elanco Animal Health, Inc. (a)	2,678,321	70,627,325
Eli Lilly & Co.	222,083	255,137,834
GRAIL, Inc. (a)	7,834	537,099
GSK PLC - ADR	1,117,650	57,771,328
Illumina, Inc. (a)	87,000	17,843,700
LivaNova PLC (a)	135,200	10,834,928
Merck & Co., Inc.	28,900	3,762,780
Novartis AG - ADR	152,210	23,767,591
Revvity, Inc.	90,470	10,179,684
Siemens Healthineers AG - EUR	69,240	2,943,053
Stryker Corp.	12,500	4,071,250
Thermo Fisher Scientific, Inc.	67,780	38,926,054
UnitedHealth Group, Inc.	5,541	2,296,190
Waters Corp. (a)	2,780	1,048,922
Zimmer Biomet Holdings, Inc.	160,270	15,054,161
		1,025,051,477

Industrials - 21.6%
AECOM	1,076,350	77,916,976
Airbus SE - EUR	117,312	27,353,275
Alaska Air Group, Inc. (a)	53,550	2,540,947
Amentum Holdings, Inc. (a)	1,879,566	41,726,365
American Airlines Group, Inc. (a)	2,690,650	41,086,226
AMETEK, Inc.	39,762	9,610,873
Boeing Co. (The) (a)	36,500	7,889,110
Booz Allen Hamilton Holding Corp.	257,565	17,957,432
Carrier Global Corp.	120,820	7,467,884
Caterpillar, Inc.	15,850	12,914,739
CSX Corp.	60,000	3,024,000
Curtiss-Wright Corp.	89,530	64,819,720
Delta Air Lines, Inc.	649,650	56,805,396
DuPont de Nemours, Inc.	27,283	3,737,817
FedEx Corp.	276,605	85,028,377
FedEx Freight Holding Co., Inc. (a)	108,995	15,317,067
General Dynamics Corp.	13,690	5,249,020

GXO Logistics, Inc. (a)	62,400	3,129,984
Honeywell Aerospace, Inc. (a)	6,150	1,271,451
Honeywell International, Inc.	6,150	1,494,758
Jacobs Solutions, Inc.	248,470	33,526,057
Kirby Corp. (a)	156,853	20,569,702
Knight-Swift Transportation Holdings, Inc.	184,831	12,851,299
L3Harris Technologies, Inc.	6,000	1,662,360
Moog, Inc. - Class A	118,200	46,080,270
Nextpower, Inc. - Class A (a)	466,508	41,925,074
Norfolk Southern Corp.	59,400	19,927,512
Otis Worldwide Corp.	36,200	2,604,590
Parsons Corp. (a)	275,500	12,179,855
Rockwell Automation, Inc.	11,630	5,583,330
RTX Corp.	5,262	1,132,488
RXO, Inc. (a)	66,500	1,346,625
Saia, Inc. (a)	8,700	3,024,381
Siemens AG - EUR	356,769	116,284,503
Southwest Airlines Co.	1,615,540	72,650,834
United Airlines Holdings, Inc. (a)	592,600	71,900,158
United Parcel Service, Inc. - Class B	159,400	16,612,668
XPO, Inc. (a)	143,584	28,856,076
		995,059,199

Information Technology - 27.4%
Adobe, Inc. (a)	112,150	28,083,482
Analog Devices, Inc.	128,580	47,241,578
Applied Materials, Inc.	124,232	63,068,859
Ciena Corp. (a)	10,500	3,959,025
Corning, Inc.	77,898	10,769,398
Flex Ltd. (a)	1,351,979	153,787,611
Hewlett Packard Enterprise Co.	1,201,730	57,562,867
HP, Inc.	1,099,750	29,990,183
Infineon Technologies AG - EUR	474,000	33,708,391
Intel Corp. (a)	3,782,720	341,201,344
Jabil, Inc.	80,700	25,424,535
Keysight Technologies, Inc. (a)	40,370	12,881,260
KLA Corp.	693,280	126,745,450
L.M. Ericsson Telephone Co. - ADR	2,739,240	26,871,944
Microsoft Corp.	235,810	109,585,623
NetApp, Inc.	319,120	56,962,920
NVIDIA Corp.	80,220	16,104,165
Oracle Corp.	199,810	25,949,325
Qnity Electronics, Inc.	33,850	4,440,443
Seagate Technology Holdings PLC	34,973	29,941,434
Teradyne, Inc.	45,750	16,821,818
Texas Instruments, Inc.	146,430	40,376,608
		1,261,478,263

Materials - 1.5%
Albemarle Corp.	136,170	16,019,039
Corteva, Inc.	67,120	5,283,015
Dow, Inc.	83,244	2,521,461
FMC Corp.	98,692	1,056,991
Freeport-McMoRan, Inc.	36,000	2,254,680
Glencore PLC - GBP	2,442,192	17,872,588
Linde PLC	36,800	17,604,384
Tronox Holdings PLC	1,337,743	7,812,419
		70,424,577

Utilities - 0.1%
PG&E Corp.	28,000		486,640
Xcel Energy, Inc.	53,500		4,183,700
			4,670,340
TOTAL COMMON STOCKS (Cost $1,700,076,075)			4,519,859,501

SHORT-TERM INVESTMENTS - 1.8%	Shares		Value
Money Market Funds - 1.8%
First American US Treasury Money Market Fund - Class X - 3.62% (b)	33,406,107		33,406,107
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.58% (b)	25,054,580		25,054,580
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.56% (b)	25,054,580		25,054,580
			83,515,267
TOTAL SHORT-TERM INVESTMENTS (Cost $83,515,267)			83,515,267

TOTAL INVESTMENTS - 100.0% (Cost $1,783,591,342)			4,603,374,768
Liabilities in Excess of Other Assets - (0.0)%		(0.00020)	(938,546)
TOTAL NET ASSETS - 100.0%			$ 4,602,436,222

Percentages are stated as a percent of net assets.

EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized. These inputs are summarized in the three broad levels below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement

Level 2 -
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 -	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2026. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$4,519,859,501	$-	$-	$4,519,859,501
	Short-Term Investments	83,515,267	-	-	83,515,267
	Total Investments	$4,603,374,768	$-	$-	$4,603,374,768

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.